February 22, 2016

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Incapital Unit Trust, Series 118

File No. 333-208690

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 19, 2016.

Incapital LLC

By:   /s/ Thomas Belka
   Executive Director